PLEDGED ASSETS (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Pleged Assets Financial Instruments [Line Items]
Pledged amounts relating to notes backed with consumer loans and credit cards	€ 9,387	€ 23,304
Trading and available-for-sale debt securities	4,321
Pledged amounts relating to loans.	1,378
Group has pledged Hellenic Republic Treasury bills	149
Secured Debt
Pleged Assets Financial Instruments [Line Items]
Notes Payable	236
Covered bonds	2,250
Collateral Pledged | Mortgages
Pleged Assets Financial Instruments [Line Items]
Loans payable to bank	3,402
Collateral Pledged | Loans Payable
Pleged Assets Financial Instruments [Line Items]
Loans payable to bank	€ 286